SUMMARY OF INFORMATION RELATED TO COMMON STOCK WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price Outstanding Beginning Balance	$ 471.50
Weighted Average Exercise Price Outstanding Beginning Balance		$ 471.50
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance	23,604	3,535
Weighted Average Exercise Price Outstanding Beginning Balance	$ 1,270.20	$ 10,462.50
Warrant Outstanding, Granted	42,652	32,825
Weighted Average Exercise Price Outstanding, Granted	$ 146.00	$ 734.53
Warrant Outstanding, Exercised	(20,555)	(12,756)
Weighted Average Exercise Price Outstanding, Exercised	$ 156.50	$ 705.50
Warrant Outstanding, Forfeited
Weighted Average Exercise Price Outstanding, Forfeited
Warrant Outstanding Ending Balance	45,701	23,604	3,535
Weighted Average Exercise Price Outstanding Beginning Balance	$ 580.00	$ 1,270.20	$ 10,462.50
Common Stock Warrants Exercisable	45,701	23,604	3,426
Weighted Average Exercise Price Exercisable		$ 1,270.00	$ 10,525.00
Weighted Average Exercise Price Exercisable	$ 1,270.00
Weighted Average Exercise Price Exercisable	$ 580.00	$ 1,270.00